Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

Distribution Information	Deal Information

1. Principal Receivables	Deal:	Ally Master Owner Trust
2. Interest Collections	Asset Type:	Commercial Floorplan
3. Principal Collections
4. Defaults
5. Monthly Payment Rates
6. Series Balances
7. Principal and Interest Allocations
8. Trust Accounts
9. Certificate Amounts	Collection Period, Begin:	7/1/2011
10. Redesignation/Addition of Accounts	Collection Period, End:	7/31/2011
11. Removal of Accounts	Determination Date:	8/10/2011
	Distribution Date:	8/15/2011

ABS Investor Relations - Ally Financial Inc., formerly GMAC Inc. as Servicer:
	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

1. Principal Receivables

Beginning Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained receivables)	$11,815,355,751.23

Plus Principal Additions	$4,855,129,936.14
Less Principal Collections	$(4,380,475,177.45)
Less Factory Credits	$(1,145,410,941.93)
Plus/Less Change in Dealer Reserves	$(7,384,243.67)
Plus Added Accounts - Receivables	$-
Less Removed Accounts - Receivables	$(359,415.12)
Less Administrative Repurchases	$-
Less Warranty Repurchases	$-
Less Defaulted Receivables	$-
Net Change in Pool Balance	$(678,499,842.03)

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained receivables)	$11,136,855,909.20
Less All Bank Retained Receivables	$65,411,682.69
Ending Pool Balance	$11,071,444,226.51

Beginning Nonoverconcentration Pool Balance	$11,739,220,656.78
Ending Nonoverconcentration Pool Balance	$11,071,444,226.51
Average Nonoverconcentration Pool Balance	$11,496,395,499.80

Beginning Adjusted Nonoverconcentration Pool Balance	$11,739,220,656.78
Ending Adjusted Nonoverconcentration Pool Balance	$11,071,444,226.51
Average Adjusted Nonoverconcentration Pool Balance	$11,496,395,499.80

Beginning Overconcentration Pool Balance	$-
Ending Overconcentration Pool Balance	$-
Average Overconcentration Pool Balance	$-

Beginning Adjusted Overconcentration Pool Balance	$-
Ending Adjusted Overconcentration Pool Balance	$-
Average Adjusted Overconcentration Pool Balance	$-

2. Interest Collections

Monthly Yield	4.57%

Aggregate Dealer Interest Collections (collections period total)	$43,776,970.44
Less Overconcentration Interest Collections (collection period total)	$-
Plus Nonoverconcentration Recoveries (collection period total)	$-
Plus Excess Funding Account - Investment Proceeds (collection period total)	$-
Nonoverconcentration Interest Collections (collection period total)	$43,776,970.44

3. Principal Collections

Aggregate Dealer Principal Collections (collection period total)	$4,335,270,966.63
Less Overconcentration Principal Collections (collection period total)	$-
Nonoverconcentration Principal Collections (collection period total)	$4,335,270,966.63

4. Defaults

Defaulted Eligible Principal Receivables (collection period total)	$-
Less Aggregate Overconcentration Defaulted Amount (collection period total)	$-
Nonoverconcentration Defaulted Amount (collection period total)	$-

5. Monthly Payment Rates

Current Month	35.00%
Current Month - 1	34.33%
Current Month - 2	34.03%
Three Month Average Payment Rate	34.46%

6. Series Balances

	Beginning of Period	End of Period	Average
Series	Net Invested Amount	Net Invested Amount	Net Invested Amount
2010-1	$1,389,961,390.00	$1,389,961,390.00	$1,389,961,390.00
2010-VFN-1	$-	$735,294,117.65	$94,876,660.34
2010-2	$546,875,000.00	$546,875,000.00	$546,875,000.00
2010-3	$703,125,000.00	$703,125,000.00	$703,125,000.00
2010-4	$772,200,772.00	$772,200,772.00	$772,200,772.00
2010-5	$772,200,772.00	$772,200,772.00	$772,200,772.00
2011-1	$1,838,235,295.00	$1,838,235,295.00	$1,838,235,295.00
2011-2	$441,176,471.00	$441,176,471.00	$441,176,471.00
2011-3	$1,102,941,177.00	$1,102,941,177.00	$1,102,941,177.00
Overconcentration Series	N/A	N/A	N/A
Nonoverconcentration Certificate Amount	$4,172,504,779.78	$2,769,434,231.86	$3,834,802,962.46
Overconcentration Certificate Amount	$-	$-	$-

Total	$11,739,220,656.78	$11,071,444,226.51	$11,496,395,499.80

7. Principal and Interest Allocations

		Fixed Series Percentage
Nonoverconcentration Series	Floating Series Percentage	(Weighted Average)	Nonoverconcentration Principal Collections	Nonoverconcentration Interest Collections	Nonoverconcentration Defaulted Amount
2010-1	12.09%	11.84%	$513,309,991.78	$5,292,815.36	$-
2010-VFN-1	0.83%	0.60%	$25,876,839.53	$361,279.56	$-
2010-2	4.76%	4.66%	$201,959,855.70	$2,082,437.99	$-
2010-3	6.12%	5.99%	$259,662,671.61	$2,677,420.27	$-
2010-4	6.72%	6.58%	$285,172,217.57	$2,940,452.98	$-
2010-5	6.72%	6.58%	$285,172,217.57	$2,940,452.98	$-
2011-1	15.99%	15.66%	$678,856,658.14	$6,999,791.56	$-
2011-2	3.84%	3.76%	$162,925,598.03	$1,679,949.97	$-
2011-3	9.59%	9.40%	$407,313,994.88	$4,199,874.94	$-

		Fixed Series Percentage
Overconcentration Series	Floating Series Percentage	(Weighted Average)	Overconcentration Principal Collections	Overconcentration Interest Collections	Overconcentration Defaulted Amount
N/A	0.00%	0.00%	$-	$-	$-

Certificate Amount	Certificate Interest %	Certificate Interest %	Principal Collections	Interest Collections	Defaulted Amount
Nonoverconcentration Interest	33.36%	34.95%	$1,515,020,921.82	$14,602,494.83	$-
Overconcentration Interest	100.00%	100.00%	$-	$-	$-

Total Nonoverconcentration	100.00%	100.00%	$4,335,270,966.63	$43,776,970.44	$-
Total Overconcentration	100.00%	100.00%	$-	$-	$-

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

8. Trust Accounts

Excess Funding Account
Beginning Period Balance	$-
Net Deposits (Withdrawals)	$-

Ending Period Balance	$-

Excess Funding Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	0.00%
Excess Funding Account - Investment Proceeds (collection period total)	$-
Excess Funding Account balance as of Determination Date after giving effect to Distribution Date Cashflows	$-

Cash Collateral Account
Beginning Period Balance	$-
Net Deposits (Withdrawals)	$-

Ending Period Balance	$-

Cash Collateral Account as a percentage of aggregate Net Invested Amount as of end of Collection Period	0.00%
Cash Collateral Account - Investment Proceeds (collection period total)	$-
Cash Collateral Account balance as of Determination Date after giving effect to Distribution Date Cashflows	$-

Servicer Transition Cost Reserve Account
Beginning Period Balance	$200,000.00
Net Deposits (Withdrawals)	$-

Ending Period Balance	$200,000.00

9. Certificate Amount

Series	Required Pool %	Required Nonoverconcentration Certificate Amount - End of Collection Period
2010-1	102%	$27,799,227.80
2010-VFN-1	102%	$14,705,882.35
2010-2	102%	$10,937,500.00
2010-3	102%	$14,062,500.00
2010-4	102%	$15,444,015.44
2010-5	102%	$15,444,015.44
2011-1	102%	$36,764,705.90
2011-2	102%	$8,823,529.42
2011-3	102%	$22,058,823.54

Required Nonoverconcentration Certificate Amount		$166,040,199.89
Nonoverconcentration Certificate Amount		$2,769,434,231.86

Series	Required Pool %	Required Overconcentration Certificate Amount - End of Collection Period
Overconcentration Series	102%	$-

Required Overconcentration Certificate Amount		$-
Overconcentration Certificate Amount		$-

10. Addition of Accounts

Calendar Quarter Addition Summary	Amount	% of Pool - QTD
Number of Accounts Added	0	0.00%
Balance of Receivables Added	0.00	0.00%

Calendar Year Addition Summary	Amount	% of Pool - YTD
Number of Accounts Added	0	0.00%
Balance of Receivables Added	0.00	0.00%

11. Removal of Accounts

Amount
Number of Accounts Removed	0
Balance of Receivables Removed	0.00

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

Series 2010-4 Summary

1. Information

Closing Date	August 26, 2010
Series 2010-4 Expected Maturity Date	August 15, 2015
Series 2010-4 Legal Maturity Date	August 17, 2015

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
Excess Interest Sharing Group	One
Principal Sharing Group	One
Shared Enhancement Series	N/A
Interest Reallocation Group	N/A
Revolving/Controlled Accumulation/Early Amortization	Revolving

2. Securities Balances

Class	Note Principal Balance as of prior Distribution Date	Note Principal Balance as of current Distribution Date	Average Daily Note Principal Balance - Prior to Current Distribution Date
A	$500,000,000.00	$500,000,000.00	$500,000,000.00
B	$48,262,000.00	$48,262,000.00	$48,262,000.00
C	$36,680,000.00	$36,680,000.00	$36,680,000.00
D	$34,749,000.00	$34,749,000.00	$34,749,000.00
E	$152,509,772.00	$152,509,772.00	$152,509,772.00
Total	$772,200,772.00	$772,200,772.00	$772,200,772.00

3. Interest Calculations

Class	Average Daily Note Principal Balance - Prior to Current Distribution Date	LIBOR + Spread	Rate	Days in Interest Period	Monthly Interest
A	$500,000,000.00	LIBOR + 1.07%	1.25650%	31	$540,993.06
B	$48,262,000.00	LIBOR + 1.55%	1.73650%	31	$72,167.11
C	$36,680,000.00	LIBOR + 1.95%	2.13650%	31	$67,482.54
D	$34,749,000.00	LIBOR + 2.30%	2.48650%	31	$74,402.92
E	$152,509,772.00	N/A	N/A	N/A	$-
Total	$772,200,772.00				$755,045.63
LIBOR as of the LIBOR Determination Date	0.18650%
Blended Investor Note Spread to LIBOR (Class A-D)	1.22844%
Days in Interest Period	31
Monthly Interest	$755,045.63

4. Net Invested Amount

Beginning of Period Net Invested Amount	$772,200,772.00
Less Balance Paydown during Period	$-
Less Net Reallocated Principal Collections	$-
Less Net Series Charge-Offs	$-
Plus/Less Other Class E Adjustments	$-
End of Period Net Invested Amount	$772,200,772.00
Determination Date Note Distribution Account Balance	$-
Determination Date Net Invested Amount	$772,200,772.00

5. Series Allocations

Floating Series Percentage	6.72%
Fixed Series Percentage (Average)	6.58%
Series Interest Collections	$2,940,452.98
Series Principal Collections (Period)	$285,172,217.57
Series Defaulted Amount	$-

6. Collections

Available Series Interest Collections

Series Interest Collections	$2,940,452.98
Plus Reserve Fund - Net Interest and Investment Earnings	$65.59
Plus Note Distribution Account - Net Interest and Investment Earnings	$-
Plus Accumulation Period Reserve Account - Net Interest and Investment Earnings	$-
Less Accumulation Period Reserve Draw Amount	$-
Total	$2,940,518.57

Amounts allocated to Interest Waterfall
Excess Interest Collections from Other Series	$-
Reserve Fund Available Amount Used	$-
Reallocated Principal Collections Used	$-
Servicer Advance	$-
Total	$-

Principal Collections

Series Principal Collections (collection period)	$285,172,217.57
Shared Principal Collections (collection period)	$-
Excess Funding Account Withdrawals (collection period)	$-
Less Reallocated Principal Collections (Current Monthly Payment Date)	$-
Additional Available Series Principal Collections (Current Monthly Payment Date)	$-
Available Investor Principal Collections	$285,172,217.57

7. Application of Available Series Interest Collections on Deposit in Collection Account

Monthly Servicing Fee (including unpaid Monthly Servicing Fees for prior Distribution Dates) - Indenture Supplement 4.04(i)	$657,092.57
Unpaid fees, expenses and indemnities (not to exceed $150,000 in a calendar year)	$-
Monthly Backup Servicing Fee	$5,913.83
Class A Monthly Interest (including unpaid Class A Monthly Interest for prior Distribution Dates)	$540,993.06
Class B Monthly Interest (including unpaid Class B Monthly Interest for prior Distribution Dates)	$72,167.11
Class C Monthly Interest (including unpaid Class C Monthly Interest for prior Distribution Dates)	$67,482.54
Class D Monthly Interest (including unpaid Class D Monthly Interest for prior Distribution Dates)	$74,402.92
Series Defaulted Amount (treated as Additional Available Series Principal Collections)	$-
Series Charge-Offs - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Reallocated Principal Collections - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Amount to cause the Class E Invested Amount to not be less than the Required Class E Invested Amount (to be treated as Additional Available Series Principal Collections)	$-
Reserve Fund Deposit Amount	$-
Accumulation Period Reserve Account Deposit Amount (beginning on Accumulation Period Reserve Account Funding Date)	$-
Repayment of Outstanding Servicer Advances	$-
Remaining fees, expenses, indemnities or other amounts	$-
Interest Collections Shortfalls for other outstanding Series in Excess Interest Sharing Group One	$-
Deposit in the Certificate Distribution Account for distribution to the holders of the Certificate (to extent not required to be deposited in EFA or CCA)	$1,522,466.54

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

8. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$285,172,217.57
Deposit to Note Distribution Account	$-
Shared with other series in Excess Sharing Group One	$-
Remainder released to holders of Certificate Interest (to extent not required to be deposited in EFA or CCA)	$285,172,217.57

Application of Principal Amounts in Note Distribution Account	Balance Prior to Distribution	Distributions Allocable to Principal	Balance Following Distribution
A	$-	$-	$-
B	$-	$-	$-
C	$-	$-	$-
D	$-	$-	$-
E	$-	$-	$-
Total	$-	$-	$-

9. Series Accounts

Note Distribution Account
Note Distribution Account - Beginning Balance	$-
Plus Note Distribution Account Deposit Amount	$-
Less Note Distribution Account Draw Amount	$-
Note Distribution Account - Ending Balance	$-

Reserve Fund
Reserve Fund - Beginning Balance	$7,722,008.00
Plus Reserve Fund Deposit Amount	$-
Less Reserve Fund Draw Amount	$-
Reserve Fund - Ending Balance	$7,722,008.00

Reserve Fund Required Amount	$7,722,007.72
Reserve Fund Trigger Amount	$7,722,007.72

Accumulation Period Reserve Account
Accumulation Period Reserve Account - Beginning Balance	$-
Accumulation Period Reserve Deposit Amount	$-
Accumulation Period Reserve Draw Amount	$-
Accumulation Period Reserve Account - Ending Balance	$-

Accumulation Period Reserve Account Required Amount	$-

10. Servicer Advances

Beginning Unreimbursed Servicer Advances	$-
Plus Servicer Advances During the Period	$-
Less Repayment of Servicer Advances	$-
Ending Unreimbursed Servicer Advances	$-

11. Series 2010-4 Early Amortization Events

Failure by the Depositor, the Servicer or the Seller, as applicable, to duly observe or perform in any material respect any other covenants or agreements in the TSSA or PSA (unremitted for 60 days)		N

Breach of representation or warranty made by the seller in the PSA or the Depositor in the TSSA or materially incorrect information in the Schedule of Accounts (unremitted for 60 days)		N

Failure to pay (or set aside for payment) all amounts required to be paid as principal on any Series 2010-4 Notes on the Series 2010-4 Expected Maturity Date		N

Average of the Monthly Payment Rates for three preceding Collection Periods is less than 17.5%		N

Amount on deposit in Reserve Fund is less than Reserve Fund Required Amount for three consecutive Distribution Dates		N

Reserve Fund Required Amount exceeds the amount on deposit in Reserve Fund by more than the Reserve Fund Trigger Amount		N

Series 2010-4 Event of Default has occurred		N

Insolvency Event with respect to the Seller, the Depositor or the Seller (or Ally, if Ally is not the Servicer)		N

Amounts on deposit in the Excess Funding Account exceeds 30% of the sum of the Net Invested Amounts for all outstanding Series (average over the last six Collection Periods or , if shorter, the period from the initial issuance date throught the immediately preceding Collection Period)
		N
Current Month	0.00%
Current Month – 1	0.00%
Current Month – 2	0.00%
Current Month – 3	0.00%
Current Month – 4	0.00%
Current Month – 5	0.00%
Six Month Average	0.00%

Issuing Entity or the Depositor are required to register under the Investment Company Act		N

Liquidation Event occurs with respect to a Significant Manufacturer or with respect to a Majority of Manufacturers		N

Required Class E Invested Amount exceeds the Class E Invested Amount		N
Required Class E Invested Amount	$152,509,772.00
Class E Invested Amount	$152,509,772.00

A failure by the depositor to transfer to the Issuing Entity Receivables arising in connection with Additional Accounts within 15 Business Days after the date on which the Depositor is required to convey such Receivables
		N

On the first Distribution Date related to the Controlled Accumulation Period, the amount on deposit in the Accumulation Period Reserve Account is less than the Accumulation Period Reserve Account Required Amount
		N

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

Series 2011-1 Summary

1. Information

Closing Date	January 20, 2011
Series 2011-1 Expected Maturity Date	January 15, 2014
Series 2011-1 Legal Maturity Date	Janaury 15, 2016

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
Excess Interest Sharing Group	One
Principal Sharing Group	One
Shared Enhancement Series	N/A
Interest Reallocation Group	N/A
Revolving/Controlled Accumulation/Early Amortization	Revolving

2. Securities Balances

Class	Note Principal Balance as of prior Distribution Date	Note Principal Balance as of current Distribution Date	Average Daily Note Principal Balance - Prior to Current Distribution Date
A-1	$500,000,000.00	$500,000,000.00	$500,000,000.00
A-2	$750,000,000.00	$750,000,000.00	$750,000,000.00
B	$114,890,000.00	$114,890,000.00	$114,890,000.00
C	$87,316,000.00	$87,316,000.00	$87,316,000.00
D	$91,912,000.00	$91,912,000.00	$91,912,000.00
E	$294,117,295.00	$294,117,295.00	$294,117,295.00
Total	$1,838,235,295.00	$1,838,235,295.00	$1,838,235,295.00

3. Interest Calculations

Class	Average Daily Note Principal Balance - Prior to Current Distribution Date	LIBOR + Spread	Rate	Days in Interest Period	Monthly Interest
A-1	$500,000,000.00	LIBOR + 0.87%	1.05650%	31	$454,881.94
A-2	$750,000,000.00	N/A	2.15000%	30	$1,343,750.00
B	$114,890,000.00	LIBOR + 1.15%	1.33650%	31	$132,224.03
C	$87,316,000.00	LIBOR + 1.70%	1.88650%	31	$141,843.63
D	$91,912,000.00	LIBOR + 2.50%	2.68650%	31	$212,626.92
E	$294,117,295.00	N/A	N/A	N/A	$-
Total	$1,838,235,295.00				$2,285,326.52

LIBOR as of the LIBOR Determination Date	0.18650%
Blended Investor Note Spread to LIBOR (Class A-1, B, C, D)	1.19043%
Days in Interest Period	31
Monthly Interest - Float	$941,576.52

Class A-2 Note Interest Rate	2.15000%
Days in Interest Period	30
Monthly Interest - Fixed	$1,343,750.00

Monthly Interest - Total	$2,285,326.52

4. Net Invested Amount

Beginning of Period Net Invested Amount	$1,838,235,295.00
Less Balance Paydown during Period	$-
Less Net Reallocated Principal Collections	$-
Less Net Series Charge-Offs	$-
Plus/Less Other Class E Adjustments	$-
End of Period Net Invested Amount	$1,838,235,295.00
Determination Date Note Distribution Account Balance	$-
Determination Date Net Invested Amount	$1,838,235,295.00

5. Series Allocations

Floating Series Percentage	15.99%
Fixed Series Percentage (Average)	15.66%
Series Interest Collections	$6,999,791.56
Series Principal Collections (Period)	$678,856,658.14
Series Defaulted Amount	$-

6. Collections

Available Series Interest Collections
Series Interest Collections	$6,999,791.56
Plus Reserve Fund - Net Interest and Investment Earnings	$156.14
Plus Note Distribution Account - Net Interest and Investment Earnings	$-
Plus Accumulation Period Reserve Account - Net Interest and Investment Earnings	$-
Less Accumulation Period Reserve Draw Amount	$-
Total	$6,999,947.70

Amounts allocated to Interest Waterfall
Excess Interest Collections from Other Series	$-
Reserve Fund Available Amount Used	$-
Reallocated Principal Collections Used	$-
Servicer Advance	$-
Total	$-

Principal Collections

Series Principal Collections (collection period)	$678,856,658.14
Shared Principal Collections (collection period)	$-
Excess Funding Account Withdrawals (collection period)	$-
Less Reallocated Principal Collections (Current Monthly Payment Date)	$-
Additional Available Series Principal Collections (Current Monthly Payment Date)	$-
Available Investor Principal Collections	$678,856,658.14

7. Application of Available Series Interest Collections on Deposit in Collection Account

Monthly Servicing Fee (including unpaid Monthly Servicing Fees for prior Distribution Dates) - Indenture Supplement 4.04(i)	$1,564,218.52
Unpaid fees, expenses and indemnities (not to exceed $150,000 in a calendar year)	$-
Monthly Backup Servicing Fee	$14,077.97
Class A-1 Monthly Interest (including unpaid Class A-1 Monthly Interest for prior Distribution Dates)	$454,881.94
Class A-2 Monthly Interest (including unpaid Class A-2 Monthly Interest for prior Distribution Dates)	$1,343,750.00
Class B Monthly Interest (including unpaid Class B Monthly Interest for prior Distribution Dates)	$132,224.03
Class C Monthly Interest (including unpaid Class C Monthly Interest for prior Distribution Dates)	$141,843.63
Class D Monthly Interest (including unpaid Class D Monthly Interest for prior Distribution Dates)	$212,626.92
Series Defaulted Amount (treated as Additional Available Series Principal Collections)	$-
Series Charge-Offs - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Reallocated Principal Collections - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Amount to cause the Class E Invested Amount to not be less than the Required Class E Invested Amount (to be treated as Additional Available Series Principal Collections)	$-
Reserve Fund Deposit Amount	$-
Accumulation Period Reserve Account Deposit Amount (beginning on Accumulation Period Reserve Account Funding Date)	$-
Repayment of Outstanding Servicer Advances	$-
Remaining fees, expenses, indemnities or other amounts	$-
Interest Collections Shortfalls for other outstanding Series in Excess Interest Sharing Group One	$-
Deposit in the Certificate Distribution Account for distribution to the holders of the Certificate (to extent not required to be deposited in EFA or CCA)	$3,136,324.69

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

8. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$678,856,658.14
Deposit to Note Distribution Account	$-
Shared with other series in Excess Sharing Group One	$-
Remainder released to holders of Certificate Interest (to extent not required to be deposited in EFA or CCA)	$678,856,658.14

Application of Principal Amounts in Note Distribution Account	Balance Prior to Distribution	Distributions Allocable to Principal	Balance Following Distribution
A-1	$-	$-	$-
A-2	$-	$-	$-
B	$-	$-	$-
C	$-	$-	$-
D	$-	$-	$-
E	$-	$-	$-
Total	$-	$-	$-

9. Series Accounts

Note Distribution Account
Note Distribution Account - Beginning Balance	$-
Plus Note Distribution Account Deposit Amount	$-
Less Note Distribution Account Draw Amount	$-
Note Distribution Account - Ending Balance	$-

Reserve Fund
Reserve Fund - Beginning Balance	$18,382,353.00
Plus Reserve Fund Deposit Amount	$-
Less Reserve Fund Draw Amount	$-
Reserve Fund - Ending Balance	$18,382,353.00

Reserve Fund Required Amount	$18,382,352.95
Reserve Fund Trigger Amount	$18,382,352.95

Accumulation Period Reserve Account
Accumulation Period Reserve Account - Beginning Balance	$-
Accumulation Period Reserve Deposit Amount	$-
Accumulation Period Reserve Draw Amount	$-
Accumulation Period Reserve Account - Ending Balance	$-

Accumulation Period Reserve Account Required Amount	$-

10. Servicer Advances

Beginning Unreimbursed Servicer Advances	$-
Plus Servicer Advances During the Period	$-
Less Repayment of Servicer Advances	$-
Ending Unreimbursed Servicer Advances	$-

11. Series 2011-1 Early Amortization Events

Failure by the Depositor, the Servicer or the Seller, as applicable, to duly observe or perform in any material respect any other covenants or agreements in the TSSA or PSA (unremitted for 60 days)		N

Breach of representation or warranty made by the seller in the PSA or the Depositor in the TSSA or materially incorrect information in the Schedule of Accounts (unremitted for 60 days)		N

Failure to pay (or set aside for payment) all amounts required to be paid as principal on any Series 2011-1 Notes on the Series 2011-1 Expected Maturity Date		N

Average of the Monthly Payment Rates for three preceding Collection Periods is less than 17.5%		N

Amount on deposit in Reserve Fund is less than Reserve Fund Required Amount for three consecutive Distribution Dates		N

Reserve Fund Required Amount exceeds the amount on deposit in Reserve Fund by more than the Reserve Fund Trigger Amount		N

Series 2011-1 Event of Default has occurred		N

Insolvency Event with respect to the Seller, the Depositor or the Seller (or Ally, if Ally is not the Servicer)		N

Amounts on deposit in the Excess Funding Account exceeds 30% of the sum of the Net Invested Amounts for all outstanding Series (average over the last six Collection Periods or , if shorter, the period from the initial issuance date throught the immediately preceding Collection Period)
		N
Current Month	0.00%
Current Month – 1	0.00%
Current Month – 2	0.00%
Current Month – 3	0.00%
Current Month – 4	0.00%
Current Month – 5	0.00%
Six Month Average	0.00%

Issuing Entity or the Depositor are required to register under the Investment Company Act		N

Liquidation Event occurs with respect to a Significant Manufacturer or with respect to a Majority of Manufacturers		N

Required Class E Invested Amount exceeds the Class E Invested Amount		N
Required Class E Invested Amount	$294,117,295.00
Class E Invested Amount	$294,117,295.00

A failure by the depositor to transfer to the Issuing Entity Receivables arising in connection with Additional Accounts within 15 Business Days after the date on which the Depositor is required to convey such Receivables
		N

On the first Distribution Date related to the Controlled Accumulation Period, the amount on deposit in the Accumulation Period Reserve Account is less than the Accumulation Period Reserve Account Required Amount
		N

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

Series 2011-3 Summary

1. Information

Closing Date	May 18, 2011
Series 2011-3 Expected Maturity Date	May 15, 2014
Series 2011-3 Legal Maturity Date	May 16, 2016

Nonoverconcentration or Overconcentration Series	Nonoverconcentration
Excess Interest Sharing Group	One
Principal Sharing Group	One
Shared Enhancement Series	N/A
Interest Reallocation Group	N/A
Revolving/Controlled Accumulation/Early Amortization	Revolving

2. Securities Balances

Class	Note Principal Balance as of prior Distribution Date	Note Principal Balance as of current Distribution Date	Average Daily Note Principal Balance - Prior to Current Distribution Date
A-1	$300,000,000.00	$300,000,000.00	$300,000,000.00
A-2	$450,000,000.00	$450,000,000.00	$450,000,000.00
B	$68,934,000.00	$68,934,000.00	$68,934,000.00
C	$52,390,000.00	$52,390,000.00	$52,390,000.00
D	$55,147,000.00	$55,147,000.00	$55,147,000.00
E	$176,470,177.00	$176,470,177.00	$176,470,177.00
Total	$1,102,941,177.00	$1,102,941,177.00	$1,102,941,177.00

3. Interest Calculations

Class	Average Daily Note Principal Balance - Prior to Current Distribution Date	LIBOR + Spread	Rate	Days in Interest Period	Monthly Interest
A-1	$300,000,000.00	LIBOR + 0.63%	0.81650%	31	$210,929.17
A-2	$450,000,000.00	N/A	1.81000%	30	$678,750.00
B	$68,934,000.00	LIBOR + 0.95%	1.13650%	31	$67,462.45
C	$52,390,000.00	LIBOR + 1.30%	1.48650%	31	$67,061.38
D	$55,147,000.00	LIBOR + 1.75%	1.93650%	31	$91,959.92
E	$176,470,177.00	N/A	N/A	N/A	$-
Total	$1,102,941,177.00				$1,116,162.92

LIBOR as of the LIBOR Determination Date	0.18650%
Blended Investor Note Spread to LIBOR (Class A-1, B, C, D)	0.87960%
Days in Interest Period	31
Monthly Interest - Float	$437,412.92

Class A-2 Note Interest Rate	1.81000%
Days in Interest Period	30
Monthly Interest - Fixed	$678,750.00

Monthly Interest - Total	$1,116,162.92

4. Net Invested Amount

Beginning of Period Net Invested Amount	$1,102,941,177.00
Less Balance Paydown during Period	$-
Less Net Reallocated Principal Collections	$-
Less Net Series Charge-Offs	$-
Plus/Less Other Class E Adjustments	$-
End of Period Net Invested Amount	$1,102,941,177.00
Determination Date Note Distribution Account Balance	$-
Determination Date Net Invested Amount	$1,102,941,177.00

5. Series Allocations

Floating Series Percentage	9.59%
Fixed Series Percentage (Average)	9.40%
Series Interest Collections	$4,199,874.94
Series Principal Collections (Period)	$407,313,994.88
Series Defaulted Amount	$-

6. Collections

Available Series Interest Collections
Series Interest Collections	$4,199,874.94
Plus Reserve Fund - Net Interest and Investment Earnings	$93.68
Plus Note Distribution Account - Net Interest and Investment Earnings	$-
Plus Accumulation Period Reserve Account - Net Interest and Investment Earnings	$-
Less Accumulation Period Reserve Draw Amount	$-
Total	$4,199,968.62

Amounts allocated to Interest Waterfall
Excess Interest Collections from Other Series	$-
Reserve Fund Available Amount Used	$-
Reallocated Principal Collections Used	$-
Servicer Advance	$-
Total	$-

Principal Collections

Series Principal Collections (collection period)	$407,313,994.88
Shared Principal Collections (collection period)	$-
Excess Funding Account Withdrawals (collection period)	$-
Less Reallocated Principal Collections (Current Monthly Payment Date)	$-
Additional Available Series Principal Collections (Current Monthly Payment Date)	$-
Available Investor Principal Collections	$407,313,994.88

7. Application of Available Series Interest Collections on Deposit in Collection Account

Monthly Servicing Fee (including unpaid Monthly Servicing Fees for prior Distribution Dates) - Indenture Supplement 4.04(i)	$938,531.11
Unpaid fees, expenses and indemnities (not to exceed $150,000 in a calendar year)	$-
Monthly Backup Servicing Fee	$8,446.78
Class A-1 Monthly Interest (including unpaid Class A-1 Monthly Interest for prior Distribution Dates)	$210,929.17
Class A-2 Monthly Interest (including unpaid Class A-2 Monthly Interest for prior Distribution Dates)	$678,750.00
Class B Monthly Interest (including unpaid Class B Monthly Interest for prior Distribution Dates)	$67,462.45
Class C Monthly Interest (including unpaid Class C Monthly Interest for prior Distribution Dates)	$67,061.38
Class D Monthly Interest (including unpaid Class D Monthly Interest for prior Distribution Dates)	$91,959.92
Series Defaulted Amount (treated as Additional Available Series Principal Collections)	$-
Series Charge-Offs - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Reallocated Principal Collections - unreimbursed (to be treated as Additional Available Series Principal Collections)	$-
Amount to cause the Class E Invested Amount to not be less than the Required Class E Invested Amount (to be treated as Additional Available Series Principal Collections)	$-
Reserve Fund Deposit Amount	$-
Accumulation Period Reserve Account Deposit Amount (beginning on Accumulation Period Reserve Account Funding Date)	$-
Repayment of Outstanding Servicer Advances	$-
Remaining fees, expenses, indemnities or other amounts	$-
Interest Collections Shortfalls for other outstanding Series in Excess Interest Sharing Group One	$-
Deposit in the Certificate Distribution Account for distribution to the holders of the Certificate (to extent not required to be deposited in EFA or CCA)	$2,136,827.81

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

8. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$407,313,994.88
Deposit to Note Distribution Account	$-
Shared with other series in Excess Sharing Group One	$-
Remainder released to holders of Certificate Interest (to extent not required to be deposited in EFA or CCA)	$407,313,994.88

Application of Principal Amounts in Note Distribution Account	Balance Prior to Distribution	Distributions Allocable to Principal	Balance Following Distribution
A-1	$-	$-	$-
A-2	$-	$-	$-
B	$-	$-	$-
C	$-	$-	$-
D	$-	$-	$-
E	$-	$-	$-
Total	$-	$-	$-

9. Series Accounts

Note Distribution Account
Note Distribution Account - Beginning Balance	$-
Plus Note Distribution Account Deposit Amount	$-
Less Note Distribution Account Draw Amount	$-
Note Distribution Account - Ending Balance	$-

Reserve Fund
Reserve Fund - Beginning Balance	$11,029,412.00
Plus Reserve Fund Deposit Amount	$-
Less Reserve Fund Draw Amount	$-
Reserve Fund - Ending Balance	$11,029,412.00

Reserve Fund Required Amount	$11,029,411.77
Reserve Fund Trigger Amount	$11,029,411.77

Accumulation Period Reserve Account
Accumulation Period Reserve Account - Beginning Balance	$-
Accumulation Period Reserve Deposit Amount	$-
Accumulation Period Reserve Draw Amount	$-
Accumulation Period Reserve Account - Ending Balance	$-

Accumulation Period Reserve Account Required Amount	$-

10. Servicer Advances

Beginning Unreimbursed Servicer Advances	$-
Plus Servicer Advances During the Period	$-
Less Repayment of Servicer Advances	$-
Ending Unreimbursed Servicer Advances	$-

11. Series 2011-3 Early Amortization Events

Failure by the Depositor, the Servicer or the Seller, as applicable, to duly observe or perform in any material respect any other covenants or agreements in the TSSA or PSA (unremitted for 60 days)		N

Breach of representation or warranty made by the seller in the PSA or the Depositor in the TSSA or materially incorrect information in the Schedule of Accounts (unremitted for 60 days)		N

Failure to pay (or set aside for payment) all amounts required to be paid as principal on any Series 2011-3 Notes on the Series 2011-3 Expected Maturity Date		N

Average of the Monthly Payment Rates for three preceding Collection Periods is less than 17.5%		N

Amount on deposit in Reserve Fund is less than Reserve Fund Required Amount for three consecutive Distribution Dates		N

Reserve Fund Required Amount exceeds the amount on deposit in Reserve Fund by more than the Reserve Fund Trigger Amount		N

Series 2011-3 Event of Default has occurred		N

Insolvency Event with respect to the Seller, the Depositor or the Seller (or Ally, if Ally is not the Servicer)		N

Amounts on deposit in the Excess Funding Account exceeds 30% of the sum of the Net Invested Amounts for all outstanding Series (average over the last six Collection Periods or , if shorter, the period from the initial issuance date throught the immediately preceding Collection Period)
		N
Current Month	0.00%
Current Month - 1	0.00%
Current Month - 2	0.00%
Current Month - 3	0.00%
Current Month - 4	0.00%
Current Month - 5	0.00%
Six Month Average	0.00%

Issuing Entity or the Depositor are required to register under the Investment Company Act		N

Liquidation Event occurs with respect to a Significant Manufacturer or with respect to a Majority of Manufacturers		N

Required Class E Invested Amount exceeds the Class E Invested Amount		N
Required Class E Invested Amount	$176,470,177.00
Class E Invested Amount	$176,470,177.00

A failure by the depositor to transfer to the Issuing Entity Receivables arising in connection with Additional Accounts within 15 Business Days after the date on which the Depositor is required to convey such Receivables
		N

On the first Distribution Date related to the Controlled Accumulation Period, the amount on deposit in the Accumulation Period Reserve Account is less than the Accumulation Period Reserve Account Required Amount
		N

Ally Master Owner Trust
Monthly Servicing Report
August 15, 2011

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS

As of July 31, 2011

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$11,223,305,318.75	335,319	$33,470.53	92.9%
Used Auto	$781,804,109.96	49,981	$15,642.03	6.5%
Medium Duty Trucks	$10,786,818.40	268	$40,249.32	0.1%
Less Dealer Reserve	$944,452,020.60
Total	$11,071,444,226.51	385,568		99.5%

Ally Bank Retained Receivables
New Auto	$29,206,642.89	932	$31,337.60	0.2%
Used Auto	$4,985,057.49	359	$13,885.95	0.0%
Medium Duty Trucks	$0.00	-	$0.00	0.0%
DPP	$31,219,982.31	1,061	$29,425.05	0.3%
Other	$0.00	-		0.0%
Total	$65,411,682.69	2,352		0.5%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$11,136,855,909.20	387,920		100.0%
Dealer Reserve	$944,452,020.60
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$12,081,307,929.80	387,920		100.0%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$9,865,661,674.29	2,687	81.7%
Limited	Eligible	$2,140,658,663.04	625	17.7%
Programmed	Eligible	$8,435,527.23	15	0.1%
No-Credit	Eligible	$1,140,382.55	23	0.0%
Satisfactory	Ineligible	$28,075,644.25	N/A	0.2%
Limited	Ineligible	$10,624,559.35	N/A	0.1%
Programmed	Ineligible	$20,125,868.67	N/A	0.2%
No-Credit	Ineligible	$6,585,610.42	N/A	0.1%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,081,307,929.80	3,350	100.0%

			# of	% of Total
			Vehicles	Pool
Total Pool Balance by Age Distribution
1-120 Days		$9,273,242,243.17	303,692	76.8%
121-180 Days		$1,422,971,381.16	42,829	11.8%
181-270 Days		$700,884,510.47	21,408	5.8%
Over 270 Days		$684,209,795.00	19,991	5.7%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$12,081,307,929.80	387,920	100.0%

This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.